Group information (Tables)	12 Months Ended
Mar. 31, 2019
Group information
Schedule of interest in subsidiaries

			% Equity interest
		Country of	March 31,		March 31,
Name	Principal activities	incorporation	2018		2019
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	****	100	****
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Private Limited	Travel & Travel related services	India	98.22	**	98.53	***
Yatra Corporate Hotel Solutions P. Ltd.	Travel & Travel related services	India	98.22	**	98.53	***
TSI Yatra Private Limited	Travel & Travel related services	India	98.22	**	98.53	***
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.22	**	98.53	***
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.22	**	98.53	***
Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited)	Travel & Travel related services	India	98.22	**/*****	98.53	***/*****
Travel.Co.In Limited (TCIL)	Travel & Travel related services	India	—		98.53	***/******

**           Remaining shares of 1.78% are held by the minority shareholder as at March 31, 2018.

***         Remaining shares of 1.47% are held by the minority shareholder as at March 31, 2019.  Includes the impact of the shares which are pending allotment as on March 31, 2019 to THCL Travel Holding Cyprus Limited in Yatra Online Private Limited.

****       Includes 31.74% Class F shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F shares in the Company having no economic value and have an exchange right to acquire ordinary shares of the Company.

*****     During the financial year ended March 31, 2018, the company had acquired 51% shareholding in ATB on August 4, 2017, with the obligation to acquire the remaining  49% shareholding pursuant to the terms of Share Purchase Agreement (SPA). Refer to Note 43.

******During the financial year ended March 31, 2019, the company had acquired 100% shareholding in Travel.Co.In Limited on February 8, 2019. Refer to Note 43.